Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date

	Total, December 31, 2016	(Level 1)	(Level 2)	(Level 3)

Liabilities
Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-
	Fair Value Measurement at Reporting Date

	Total, June 30, 2017	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)

Liabilities
Interest rate swap contracts, current and long-term portion	$271,532	-	$271,532	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2016	June 30, 2017
Interest rate contracts	Current liabilities - Derivatives	-	88,176
Interest rate contracts	Long-term liabilities - Derivatives	240,181	183,356
Total derivative liabilities		240,181	271,532

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2016	Six Months Ended June 30, 2017
Interest rate – Fair value	Loss on derivatives, net	(181,707)	2,298
Interest rate contracts - Realized loss	Loss on derivatives net	(83,180)	(31,351)
Total loss on derivatives		(264,887)	(29,053)